Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Cash flows from operating activities
Net loss attributable to the Company	$ (6,763,467)	$ (2,522,015)
Non-controlling interest in loss of consolidated subsidiaries	(1,824)	(1,838)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	386	1,947
Issuance of Class B common stock for refinery start-up costs	150,000
Stock-based compensation	149,921	13,815
Amortization of debt discount	93,498	375,617
Loss on derivative liabilities	6,105,727	395,619
(Gain) loss on extinguishment of debt	(207,803)	1,365,521
Decrease in deposits		10,000
Amortization of deferred loan costs		8,822
Increase (decrease) in:
Accounts payable	49,201	(12,985)
Accrued expenses	142,952	291,386
Net cash used in operating activities	(281,409)	(74,111)
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from common stock payable	49,741	75,000
Proceeds from issuance of common stock	76,369
Proceeds from convertible notes payable, net	208,782
Net cash provided by financing activities	334,892	75,000
Net increase in cash	53,483	889
Cash, beginning of year	1,030	141
Cash, end of year	54,513	1,030
Supplemental disclosures:
Interest paid
Income taxes paid
Common stock payable contributed to capital	90,000
Common shares issued for common stock payable	(3,064,332)
Common shares issued for conversion of convertible note payable and derivative liabilities	(184,909)
Common shares issued for accounts payable	(5,725)
Common shares issued for accrued expenses	(416)
Derivative liabilities for debt discount	208,782
Adjustment to common stock and additional paid-in capital		(39)
Accrued expenses contributed to capital		2,340,844
Common shares issued for preferred stock and accrued dividends		(1,410,685)
Notes payable converted to common stock payable		1,950,000
Notes payable – related party contributed to capital		149,253
Accrued expenses converted to common stock payable		$ 14,292